CONCESSION ARRANGEMENTS RIGHTS - Assets in concession arrangements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Intangible assets	2,954,167	2,758,318	$ 2,382,427	$ 2,040,158
Assets	348,936,677	327,859,383
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	31,969,586	24,400,493
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	243,432,271	251,981,889
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	17,066,702	19,260,241	17,812,820	16,153,016
Intangible assets	13,495,108	14,314,560	13,557,267	$ 13,242,706
Assets	30,561,810	33,574,801
Year impairment charge	648	(709)	$ (223)
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	2,635,437	4,181,835
Service concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 14,431,265	$ 15,078,406